Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 5,351	$ 4,268	$ 3,830
State	630	0	0
Total current	5,981	4,268	3,830
Deferred:
Federal	(284)	(1,085)	(7)
State	0	0	0
Total deferred	(284)	(1,085)	(7)
Total income tax expense	$ 5,697	$ 3,183	$ 3,823